Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ 10,036	$ 28,549	$ 20,207
Financing cash flows from finance leases	307,637	581,549	770,242
Right-of-use assets obtained in exchange for lease obligations:
Finance leases		$ 151,048	$ 1,355,557